ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

4 - ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued expenses totaled $6,252,492 and $4,209,366 as of December 31, 2022 and December 31, 2021, respectively. As of December 31, 2022, the balance consisted of approximately $1,570,000 of accrued payroll and related liabilities, $1,002,000 of accrued interest, $805,000 of legal exposure, $572,000 of commissions, $507,000 of credit cards payable, $495,000 professional fees, $371,000 in sales and real estate taxes, $104,000 of rent, $268,000 in costs related to the initial public offering, $265,000 of legal and accounting fees, $135,000 of director fees, and $158,000 of other miscellaneous items. As of December 31, 2021 the balance consisted of approximately $980,000 of credit cards payable, $600,000 of professional fees, $570,000 of rent, $570,000 of commissions, $475,000 of short-term negative cash balances, $295,000 in sales tax, $290,000 in costs related to the initial public offering, $228,000 of refunds, $97,000 of furniture, and $105,000 of other miscellaneous items.

Of the legal amounts accrued, the company believes the accrual best estimates the most likely outcomes of these matters, however the range of outcomes could be between $650,000–$850,000.